SHAREHOLDERS' EQUITY (Summary of Stock Option Activity) (Details) - Employee Stock Option [Member]	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares shares
Number of options
Outstanding - beginning of the year | shares	2,279,400
Granted | shares	860,730
Forfeited | shares	(671,150)
Outstanding - end of the year | shares	2,468,980
Options exercisable at the end of the year | shares	593,550
Vested and expected to vest | shares	593,550
Weighted average exercise price
Outstanding - beginning of the year | $ / shares	$ 8.63
Granted | $ / shares	6.68
Forfeited | $ / shares	14.49
Outstanding - end of the year | $ / shares	5.57
Options exercisable at the end of the year | $ / shares	8.01
Vested and expected to vest | $ / shares	$ 8.01
Aggregate intrinsic value
Outstanding - beginning of the year | $	$ 0
Granted | $	100
Forfeited | $	0
Outstanding - end of the year | $	0
Options exercisable at the end of the year | $	0
Vested and expected to vest | $	$ 0